Particulars of Employees (Details) - employee	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of additional information [Abstract]
Number of operational staff	5,405	4,726
Number of administrative staff	571	473
Number of management staff	8	7
Total	5,984	5,206